Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Bonds Payable

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Redeemed in January 2023 and interest due annually with annual interest rate at 1.50%	$2,000,000	$—	$—
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	140,431
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	212,280
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	114,304
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	326,584
Redeemed in August 2023 and interest due annually with annual interest rate at 0.72%	3,000,000	—	—
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	163,292
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	65,317
Unsecured overseas bonds
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	101,319
Unsecured overseas convertible bonds
RMB2,005,324 thousand and RMB2,466,050 thousand as of December 31, 2022 and 2023, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	8,842,360	10,690,847	349,146

	48,244,760	45,093,247	1,472,673

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Less: discounts on bonds payable	$394,436	$83,761	$2,736

	47,850,324	45,009,486	1,469,937
Less: current portion of bonds payable	4,998,971	24,520,052	800,785

	$42,851,353	$20,489,434	$669,152